Form N-1A Cover	May 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	DBX ETF Trust
Entity Central Index Key	0001503123
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Prospectus Date	Oct. 01, 2024
Supplement to Prospectus [Text Block]	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSXtrackers US National Critical Technologies ETF (CRTC)The following disclosure replaces the existing similar disclosure contained under the “Summary of Underlying Index Construction” sub-heading under the “PRINCIPAL INVESTMENT STRATEGIES” section of the fund’s summary prospectus and under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary section and in the “FUND DETAILS” section of the fund's prospectus:When constructing the Underlying Index, the Index Provider starts with the Parent Index, which constitutes the pool from which the Underlying Index’s constituent securities are chosen. J.H. Whitney then selects the Underlying Index’s constituent securities from the Parent Index by applying the constituent selection rules described below. J.H. Whitney revises the composition of the Underlying Index thirteen business days before every scheduled Underlying Index rebalance day (disregarding any potential change in the rebalance day) (each such day, a “Selection Day”). The Underlying Index is scheduled to rebalance on the second Thursday of the months of February, May, August and November.The following disclosure replaces the existing similar disclosure contained in the first paragraph under the “Underlying Index Rebalancing” sub-heading under the “PRINCIPAL INVESTMENT STRATEGIES” section of the fund’s summary prospectus and under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary section and in the “FUND DETAILS” section of the fund's prospectus:The Underlying Index is scheduled to rebalance on the second Thursday of the months of February, May, August and November (each such day, a “Rebalance Day”), assuming such day is a trading day at the New York Stock Exchange, the London Stock Exchange, the EUREX Exchange and the Tokyo Stock Exchange (an “Eligible Rebalance Day”). If that day is not an Eligible Rebalance Day, the Rebalance Day will be the immediately following Eligible Rebalance Day.Please Retain This Supplement for Future Reference